18 SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 10, 2017	Mar. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Common stock issued			33,333	13,885,972	11,874,361
Acquisition common stock	576,923
Interest rate	6.00%	8.00%
Unsecured promissory notes	$ 3,750,000	$ 1,250,000
Earn-out payments a year for 2016 and 2017	$ 1,200,000